Shareholders' Equity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Number of shares, Options outstanding at end of the period	63,561,998
Number of shares, Exercisable options at end of the period	33,082,488
Employee Stock Option [Member]
Class of Stock [Line Items]
Number of shares, Options Outstanding at beginning of the period	89,836,998
Number of shares, Granted	2,600,000
Number of shares, Forfeited	(28,875,000)
Number of shares, Options outstanding at end of the period	63,561,998	89,836,998
Number of shares, Exercisable options at end of the period	33,082,488
Weighted average exercise price, Outstanding at beginning of the period	$ 0.15
Weighted average exercise price, Granted	0.03
Weighted average exercise price, Forfeited	0.04
Weighted average exercise price,outstanding at end of the period	0.19	$ 0.15
Options exercisable at end of the period, Weighted average exercise price	0.25
Weighted average grant date fair value, Granted	0.02
Weighted average grant date fair value, Forfeited	$ 0.03
Weighted average remaining contractual term, Options outstanding during the period (in years)	8 years	8 years 9 months 18 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	7 years 8 months 12 days
Aggregate intrinsic value, Options outstanding at beginning of the period	$ 266,011
Aggregate intrinsic value, Options outstanding at end of the period	0	$ 266,011
Aggregate intrinsic value, Options exercisable at end of the period	$ 0